Schedule of repayment of loans from related companies (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 3,605,298	$ 28,004,873	$ 38,711,557
Loans repayable	5,623,651	43,682,831	53,873,328
Within one year [member]
IfrsStatementLineItems [Line Items]
Loans from related companies	2,018,353	15,677,958	15,161,771
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Loans from related companies	2,959,055	22,985,054	32,598,417
More than five years [member]
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 646,243	$ 5,019,819	$ 6,113,140